CECL (Details 14) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2020 CHF (SFr) contract	Mar. 31, 2020 CHF (SFr) contract	Jun. 30, 2019 CHF (SFr) contract	Jun. 30, 2020 CHF (SFr) contract	Jun. 30, 2019 CHF (SFr) contract
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	3	6	6	9	7
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 118	SFr 30	SFr 14	SFr 148	SFr 21
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 117	SFr 14	SFr 14	SFr 131	SFr 21
Restructured loans, subsequently defaulted, Number of contracts | contract	3	0	0	3	1
Restructured loans, subsequently defaulted, Recorded Investment	SFr 12	SFr 0	SFr 0	SFr 12	SFr 13
Consumer | Mortgages
Restructured loans
Restructured loans, Modifications, Number of contracts | contract				0	1
Restructured loans, Modifications, Pre-Modification Recorded Investment				SFr 0	SFr 7
Restructured loans, Modifications, Post-Modification Recorded Investment				SFr 0	SFr 7
Restructured loans, subsequently defaulted, Number of contracts | contract				0	1
Restructured loans, subsequently defaulted, Recorded Investment				SFr 0	SFr 13
Consumer | Loans collateralized by securities
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	2	0	0	2	0
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 116	SFr 0	SFr 0	SFr 116	SFr 0
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 116	SFr 0	SFr 0	SFr 116	SFr 0
Corporate and institutional | Commercial and industrial loans
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	1	6	6	7	6
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 2	SFr 30	SFr 14	SFr 32	SFr 14
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 1	SFr 14	SFr 14	SFr 15	SFr 14
Restructured loans, subsequently defaulted, Number of contracts | contract	3	0	0	3	0
Restructured loans, subsequently defaulted, Recorded Investment	SFr 12	SFr 0	SFr 0	SFr 12	SFr 0
Bank
Restructured loans
Restructured loans, Modifications, Number of contracts | contract				9	7
Restructured loans, Modifications, Pre-Modification Recorded Investment				SFr 148	SFr 21
Restructured loans, Modifications, Post-Modification Recorded Investment				SFr 131	SFr 21
Restructured loans, subsequently defaulted, Number of contracts | contract				3	1
Restructured loans, subsequently defaulted, Recorded Investment				SFr 12	SFr 13
Bank | Consumer | Mortgages
Restructured loans
Restructured loans, Modifications, Number of contracts | contract				0	1
Restructured loans, Modifications, Pre-Modification Recorded Investment				SFr 0	SFr 7
Restructured loans, Modifications, Post-Modification Recorded Investment				SFr 0	SFr 7
Restructured loans, subsequently defaulted, Number of contracts | contract				0	1
Restructured loans, subsequently defaulted, Recorded Investment				SFr 0	SFr 13
Bank | Consumer | Loans collateralized by securities
Restructured loans
Restructured loans, Modifications, Number of contracts | contract				2	0
Restructured loans, Modifications, Pre-Modification Recorded Investment				SFr 116	SFr 0
Restructured loans, Modifications, Post-Modification Recorded Investment				SFr 116	SFr 0
Bank | Corporate and institutional | Commercial and industrial loans
Restructured loans
Restructured loans, Modifications, Number of contracts | contract				7	6
Restructured loans, Modifications, Pre-Modification Recorded Investment				SFr 32	SFr 14
Restructured loans, Modifications, Post-Modification Recorded Investment				SFr 15	SFr 14
Restructured loans, subsequently defaulted, Number of contracts | contract				3	0
Restructured loans, subsequently defaulted, Recorded Investment				SFr 12	SFr 0